Exhibit 99.1

1166 Avenue of the Americas
15th Floor
New York, NY 10036
Tel: +1 212 247 1010
www.fticonsulting.com

September 12, 2025

Jeff Noto

Chief Financial Officer

Zayo Group, LLC

1401 Wynkoop St., Suite 500

Denver, CO 80202

and

Barclays Capital Inc. (the “Company’s Agent”)

as representative of the several Initial Purchasers

745 Seventh Avenue

New York, NY 10019

Independent Advisor’s Report

on Applying Agreed-Upon Procedures

We have performed the procedures enumerated below, which were agreed to by the addressees (the “Specified Users”), with respect to a portfolio of fiber contracts in conjunction with the proposed offering of Zayo Issuer, LLC Secured Fiber Network Revenue Notes, Series 2025-3 (the “Transaction”). Zayo Group, LLC (together with any subsidiaries or affiliates, “Zayo” or the “Company”) is responsible for the completeness and accuracy of the information provided to us upon which we relied in forming our findings. The sufficiency of these procedures is solely the responsibility of the Specified Users. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the term “compared” means compared to, verified mathematical accuracy, if applicable, and found to be in agreement with, unless otherwise noted.

I. Comparisons and Recomputations of Certain Contract Attributes

1.	On September 4, 2025, we were provided by the Company with a computer-generated data file of 39,413 contracts that were operational as of June 30, 2025 (the “Cut-Off Date”), and which contained certain attributes, as delineated in Exhibit I (the “Data Tape”). On September 10, 2025, we were provided by the Company with an updated Data Tape (the “Final Data Tape”) that reflected certain modifications made to the Data Tape with respect to the 39,413 contracts.

2.	The Company’s Agent non-statistically selected 125 contracts (the “Sample Units”) from the Data Tape that were operational as of the Cut-Off Date.

3.	For each of the Sample Units, we compared the attributes listed in Exhibit I as per the Data Tape and the Final Data Tape to corresponding documents as identified in Exhibit I, all of which were provided by the Company. The results of our analysis have been summarized in Exhibit II.

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September 12, 2025

We make no representations as to (i) the accuracy of the information set forth in the Data Tape or the Final Data Tape, (ii) the actual characteristics or existence of the underlying documents or data comprising the contracts underlying the Data Tape or the Final Data Tape (other than with respect to the procedures described herein relating to the Sample Units) or the conformity of their respective attributes with those assumed for purposes of the procedures described herein, (iii) the existence or ownership of the contracts and related documentation, (iv) whether the contracts and related documentation or any other documents provided to us by the Company or the Company’s Agent on the Company’s behalf are comprehensive and valid instruments, or (v) the accuracy, completeness and reasonableness of any of the assumptions or methodology set forth in the Preliminary Offering Memorandum above. Also, such procedures performed would not necessarily reveal any material misstatement of the information referred to above. This report relates only to the items specified above and does not extend to Zayo Issuer, LLC’s financial statements for any date or period.

We were not engaged to and did not perform an examination, the objective of which would be the expression of an opinion on the information referred to above. Accordingly, we do not express such an opinion. Had we performed additional procedures; other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Users and is not intended to be and should not be used by anyone other than the Specified Users without our prior consent. It is not to be circulated, quoted, or otherwise referred to, without our prior consent, for any other purpose, nor is it to be included or referred to in whole or in part in any other document.

Yours truly,

FTI Consulting, Inc.

September 12, 2025

EXHIBIT I

Agreed Upon Procedures

Using non-statistical sampling techniques, the Company’s Agent selected 125 contracts from the Data Tape that were operational as of the Cut-Off Date and FTI performed the following procedures with respect to the below noted Data Tape Fields:

Step	Data File Field	Source Document / Procedure
1	Service Name	• Agree to “ABS_3_Services_2025M6.csv” file provided by the Company • Backup source: Agree to Company internal systems and records
2	Parent Account	• Agree to “ABS_3_Services_2025M6.csv” file provided by the Company • Backup source: Agree to Company internal systems and records
3	Segment	• Agree to “ABS_3_Services_2025M6.csv” file provided by the Company
4	Account: Segment	• Agree to “ABS_3_Services_2025M6.csv” file provided by the Company • Backup source: Agree to Company internal systems and records
5	Product / Service Type	• Agree to “ABS_3_Services_2025M6.csv” file provided by the Company • Backup source: Agree to Company internal systems and records
6	MRR ($)

• Agree to “ABS_3_Services_2025M6.csv” file provided by the Company

• Backup source: Agree to Company internal systems and records or contract documents based on Company-provided reconciliation to Service Order number

7	ARR ($)	• Agree to 12 * MRR
8	MAR ($)

• Agree to “ABS_3_Services_2025M6.csv” file provided by the Company

• Backup source: Agree to Company internal systems and records or contract documents based on Company-provided reconciliation to Service Order number

9	TMR ($)	• Agree to (ARR + (MAR * 12))
10	Contractual Price Escalator	• Agree to “ABS_3_Services_2025M6.csv” file provided by the Company • Backup source: Agree to Company internal systems and records
11	State(s)

• Agree to Company internal systems and records or contract documents and/or invoices based on Company-provided reconciliation to Service Order number, inclusive of certain invoices dated after the Cut-Off Date.

• Company documentation requiring two signatures to be considered executed if signed by at least one of the two parties

• If >2 states listed on documents, then agree to “Multiple”

• Backup source: Agree to Company internal systems and records or “ABS_3_Services_2025M6.csv” file provided by the Company

12	Service Start Date	• Agree to “ABS_3_Services_2025M6.csv” file provided by the Company • Backup source: Agree to Company internal systems and records
13	Service Current Term Start Date	• Agree to “ABS_3_Services_2025M6.csv” file provided by the Company • Backup source: Agree to Company internal systems and records
14	Current Expiration Date	• Agree to “ABS_3_Services_2025M6.csv” file provided by the Company • Backup source: Agree to Company internal systems and records
15	Adjusted Current Expiration Date	• If the Current Expiration Date occurs on or before the Cut-Off Date, agree to 7/31/2025 • If the Current Expiration Date occurs after the Cut-off Date, agree to Current Expiration Date
16	Current Term (months)	• Agree to the difference in months between the ‘Current Expiration Date’ and ‘Service Current Term Start Date’
17	Remaining Term (months)	• Agree to the quotient of (i) the Adjusted Current Expiration Date – the Cut-off Date, divided by (ii) 30
18	Seasoning	• If Service Start Date = 0 , 0 • If Service Start Date > 0, agree to the quotient of (i) the Cut-off date minus Service Start Date, divided by (ii) 30

September 12, 2025

EXHIBIT II

Data Tape Testing Summary of Results

Using non-statistical sampling techniques, The Company’s Agent selected 125 contracts from the Data Tape for the purpose of testing specific attributes as detailed in Exhibit I included herein.

1.	Service Name (125 Selections Tested)

FTI identified no errors during our testing of Service Name.

Notes and Consideration: FTI agreed Service Name to the source documents and/or procedures as detailed in Exhibit I included herein.

2.	Parent Account (125 Selections Tested)

FTI identified no errors during our testing of Parent Account.

Notes and Considerations: FTI agreed Parent Account to the source documents and/or procedures as detailed in Exhibit I included herein.

3.	Segment (125 Selections Tested)

FTI identified no errors during our testing of Segment.

Notes and Considerations: FTI agreed Segment to the source documents and/or procedures as detailed in Exhibit I included herein.

4.	Account: Segment (125 Selections Tested)

FTI identified no errors during our testing of Account: Segment.

Notes and Considerations: FTI agreed Account: Segment to the source documents and/or procedures as detailed in Exhibit I included herein.

5.	Product / Service Type (125 Selections Tested)

FTI identified no errors during our testing of Product / Service Type.

Notes and Considerations: FTI agreed Product / Service Type to the source documents and/or procedures as detailed in Exhibit I included herein.

6.	MRR ($) (125 Selections Tested)

FTI identified no errors during our testing of MRR ($).

Notes and Considerations: FTI agreed Monthly Recurring Revenue “MRR ($)” to the source documents and/or procedures as detailed in Exhibit I included herein.

September 12, 2025

7.	ARR ($) (125 Selections)

FTI identified no errors during our testing of ARR ($).

Notes and Considerations: FTI recalculated Annualized Monthly Recurring Revenue “ARR ($)” using the source documents and/or procedures as detailed in Exhibit I included herein.

8.	MAR ($) (125 Selections Tested)

FTI identified no errors during our testing of MAR ($).

Notes and Considerations: FTI agreed Monthly Amortized Revenue “MAR ($)” to the source documents and/or procedures as detailed in Exhibit I included herein.

9.	TMR ($) (125 Selections)

FTI identified no errors during our testing of TMR ($).

Notes and Considerations: FTI recalculated Total Monthly Revenue “TMR ($)” using the source documents and/or procedures as detailed in Exhibit I included herein.

10.	Contractual Price Escalator (125 Selections Tested)

FTI identified no errors during our testing of Contractual Price Escalator.

Notes and Considerations: FTI agreed Contractual Price Escalator to the source documents and/or procedures as detailed in Exhibit I included herein.

11.	State(s) (125 Selections Tested)

FTI identified five discrepancies during our testing of State(s).

#	Service Name	State(s) per Data Tape	State(s) per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	232274	Multiple	VA / MD	No
2	387847	MD / VA	MD / MD	No
3	558073	CO / TX	CO / CO	No
4	365380	KS / KS	N/A	No
5	566554	TX / TX	N/A	No

Notes and Considerations: FTI agreed State(s) to the source documents and/or procedures as detailed in Exhibit I included herein. FTI requested documentation effective prior to the Cut-Off Date; however, the Company was only able to provide invoice documentation with a statement date after the Cut-Off Date for over 80 selections. FTI further requested documentation signed by all parties; however, the Company was only able to provide documentation signed by one party for over 25 of the selections. For discrepancies #1 - 5 above, the Company stated supporting documentation was unavailable. As such, these were considered exceptions for testing purposes.

September 12, 2025

12.	Service Start Date (125 Selections Tested)

FTI identified no errors during our testing of Service Start Date.

Notes and Considerations: FTI agreed Service Start Date to the source documents and/or procedures as detailed in Exhibit I included herein.

13.	Service Current Term Start Date (125 Selections Tested)

FTI identified no errors during our testing of Service Current Term Start Date.

Notes and Considerations: FTI agreed Service Current Term Start Date to the source documents and/or procedures as detailed in Exhibit I included herein.

14.	Current Expiration Date (125 Selections Tested)

FTI identified no errors during our testing of Current Expiration Date.

Notes and Considerations: FTI agreed Current Expiration Date to the source documents and/or procedures as detailed in Exhibit I included herein.

15.	Adjusted Current Expiration Date (125 Selections Tested)

FTI identified no errors during our testing of Adjusted Current Expiration Date.

Notes and Considerations: FTI recalculated Adjusted Current Expiration Date using the source documents and/or procedures as detailed in Exhibit I included herein.

16.	Current Term (months) (125 Selections Tested)

FTI identified no errors during our testing of Current Term (months).

Notes and Considerations: FTI recalculated Current Term (months) using the source documents and/or procedures as detailed in Exhibit I included herein.

17.	Remaining Term (months) (125 Selections Tested)

FTI identified no errors during our testing of Remaining Term (months).

Notes and Considerations: FTI recalculated Remaining Term (months) using the source documents and/or procedures as detailed in Exhibit I included herein.

18.	Seasoning (125 Selections Tested)

FTI identified no errors during our testing of Seasoning.

Notes and Considerations: FTI recalculated Seasoning using the source documents and/or procedures as detailed in Exhibit I included herein.